Share Incentive Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compensation information
Compensation Expense	$ 21,177	$ 18,875	$ 17,843
Compensation Capitalized	2,305	2,141	1,961
Compensation Equity	23,482	21,016	19,804
Dividends Incurred	1,320	1,472	1,881
Performance Shares [Member]
Compensation information
Compensation Expense			103
Compensation Capitalized			76
Compensation Equity			179
Dividends Incurred			0
Restricted shares [Member]
Compensation information
Compensation Expense	8,041	8,603	10,065
Compensation Capitalized	1,061	1,178	1,067
Compensation Equity	9,102	9,781	11,132
Dividends Incurred	1,121	1,334	1,627
Long Term Investment Plan Units [Member]
Compensation information
Compensation Expense	3,344	2,334	1,036
Compensation Capitalized	297	190	158
Compensation Equity	3,641	2,524	1,194
Dividends Incurred	199	138	254
Employee Stock Option [Member]
Compensation information
Compensation Expense	8,711	6,707	5,458
Compensation Capitalized	834	714	538
Compensation Equity	9,545	7,421	5,996
Dividends Incurred	0	0	0
ESPP Discount [Member]
Compensation information
Compensation Expense	1,081	1,231	1,181
Compensation Capitalized	113	59	122
Compensation Equity	1,194	1,290	1,303
Dividends Incurred	$ 0	$ 0	$ 0